Stockholders' (Deficit) Equity - Preferred Stock (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' (Deficit) Equity
Preferred Stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0